Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Expense by nature [line Items]
Cost of goods sold	$ (5,320)	$ (302)	$ (9,204)	$ (337)
Royalty expenses	(507)	(513)	(1,223)	(1,066)
Cost of revenue	(5,827)	(815)	(10,428)	(1,403)
Total research and development expenses	(22,862)	(25,421)	(43,587)	(39,987)
Total selling, general and administrative expenses	(9,070)	(11,818)	(21,213)	(23,309)
Research and Development Expenses [member]
Expense by nature [line Items]
Wages and salaries	(6,790)	(4,986)	(13,276)	(9,566)
Social charges on stock option grants		(1,326)		(1,333)
Non-cash stock based compensation expense	(2,410)	(2,992)	(5,014)	(4,151)
Personnel expenses	(9,200)	(9,304)	(18,290)	(15,049)
Purchases and external expenses	(11,775)	(13,967)	(21,743)	(21,586)
Other	(1,887)	(2,150)	(3,555)	(3,353)
Personnel Expenses [member]
Expense by nature [line Items]
Wages and salaries	(9,895)	(8,811)	(21,165)	(16,527)
Social charges on stock option grants		(1,794)		(1,823)
Non-cash stock based compensation expense	(4,651)	(6,710)	(9,427)	(11,810)
Personnel expenses	(14,546)	(17,314)	(30,592)	(30,160)
Selling, General and Administrative Expenses [member]
Expense by nature [line Items]
Wages and salaries	(3,105)	(3,825)	(7,890)	(6,961)
Social charges on stock option grants		(468)		(490)
Non-cash stock based compensation expense	(2,240)	(3,717)	(4,413)	(7,660)
Personnel expenses	(5,345)	(8,010)	(12,302)	(15,111)
Purchases and external expenses	(2,653)	(3,046)	(6,980)	(6,554)
Other	$ (1,072)	$ (762)	$ (1,931)	$ (1,644)